Acquisitions, disposals and discontinued operations - SOVEST group financial services operating segment (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued operations
Revenue		₽ 41,135	₽ 40,622	₽ 35,941
Operating costs and expenses:		(29,130)	(26,558)	(23,964)
Cost of revenue (exclusive of items shown separately below)		(18,022)	(16,494)	(14,075)
Selling, general and administrative expenses		(3,228)	(2,733)	(3,442)
Personnel expenses		(6,390)	(6,108)	(5,192)
Depreciation and amortization		(1,130)	(1,101)	(1,066)
Credit loss (expense)/income		(336)	(90)	12
Impairment of non-current assets (Note 11)		(24)	(32)	(201)
Profit (loss) from operations		12,005	14,064	11,977
Foreign exchange gain/(loss), net		(29)	(199)	(172)
Interest income and expenses, net		92	(68)	(18)
Profit (loss) before tax		₽ 20,616	14,365	11,954
Net loss from discontinued operations			(2,308)	(4,554)
Discontinued operations
Discontinued operations
Revenue			2,614	3,395
Operating costs and expenses:			(4,355)	(8,932)
Cost of revenue (exclusive of items shown separately below)			(764)	(2,085)
Selling, general and administrative expenses			(762)	(2,771)
Personnel expenses			(1,782)	(2,573)
Depreciation and amortization			(165)	(258)
Credit loss (expense)/income			(780)	(654)
Impairment of non-current assets (Note 11)			(102)	(591)
Profit (loss) from operations			(1,741)	(5,537)
Loss from sale of Sovest loans' portfolio			(712)
Foreign exchange gain/(loss), net			(25)
Interest income and expenses, net			(31)	(38)
Profit (loss) before tax			(2,509)	(5,575)
Income tax benefit			201	1,021
Net loss from discontinued operations			₽ (2,308)	₽ (4,554)
Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			₽ (37.07)	₽ (73.71)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			₽ (36.98)	₽ (73.14)
RB
Discontinued operations
Revenue			₽ 1,151	₽ 1,339
Operating costs and expenses:			(2,065)	(4,790)
Cost of revenue (exclusive of items shown separately below)			(604)	(1,829)
Selling, general and administrative expenses			(338)	(1,020)
Personnel expenses			(986)	(1,128)
Depreciation and amortization			(111)	(214)
Credit loss (expense)/income			8	(8)
Impairment of non-current assets (Note 11)			(34)	(591)
Profit (loss) from operations			(914)	(3,451)
Foreign exchange gain/(loss), net			(25)
Interest income and expenses, net			(25)	(36)
Profit (loss) before tax			(964)	(3,487)
Income tax benefit			138	611
Net loss from discontinued operations			(826)	(2,876)
SOVEST
Discontinued operations
Revenue			1,463	2,056
Operating costs and expenses:			(2,290)	(4,142)
Cost of revenue (exclusive of items shown separately below)			(160)	(256)
Selling, general and administrative expenses			(424)	(1,751)
Personnel expenses			(796)	(1,445)
Depreciation and amortization			(54)	(44)
Credit loss (expense)/income			(788)	(646)
Impairment of non-current assets (Note 11)			(68)
Profit (loss) from operations			(827)	(2,086)
Loss from sale of Sovest loans' portfolio	₽ (712)		(712)
Interest income and expenses, net			(6)	(2)
Profit (loss) before tax			(1,545)	(2,088)
Income tax benefit			63	410
Net loss from discontinued operations			₽ (1,482)	₽ (1,678)